LONG-TERM DEBT - Summary of Term Loan Facilities (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Various	$ 262	$ 297
Noncurrent total	1,908	1,716
Total	$ 2,170	2,013
2018 Tool Equipment Purchase and Lease Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	1.60%
Various	$ 56	75
2019 Tool Equipment Purchase and Lease Financing
Disclosure of detailed information about borrowings [line items]
Various	84	84
Noncurrent total	$ 64	106
2019 USD Dresden Equipment Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	1.75%
Various	$ 36	36
Noncurrent total	$ 126	144
2020 USD Equipment Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	1.90%
Various	$ 59	59
Noncurrent total	$ 123	152
USD Term Loan A
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	2.90%
Noncurrent total	$ 648	647
EUR Term Loan A
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	2.60%
Noncurrent total	$ 86	94
2019 EUR Dresden Equipment Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	1.75%
Various	$ 13	14
Noncurrent total	$ 384	423
2021 SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	1.40%
Noncurrent total	$ 448	90
Various Debt One
Disclosure of detailed information about borrowings [line items]
Various	14	29
Various Loans Two
Disclosure of detailed information about borrowings [line items]
Noncurrent total	$ 29	$ 60